INCOME TAX AND DEFERRED TAX ASSETS - Income taxes paid (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (loss) before income taxes
Loss before income taxes	$ (41,321)	$ (3,189,205)	$ (1,149,611)
Deferred tax expenses
Provision for income taxes			(10,835)
Loss after income taxes	(41,321)	(3,189,205)	(1,160,446)
China
Income (loss) before income taxes
Income (loss) before income taxes, Domestic	144,217	(631,826)	(655,787)
Deferred tax expenses
Deferred tax expenses, Domestic			(10,835)
Hong Kong
Income (loss) before income taxes
Income (loss) before income taxes, Foreign	(4,103)	(1,516)	(1,410)
United Kindom
Income (loss) before income taxes
Income (loss) before income taxes, Foreign	(369,413)	(201,625)	(358,907)
Other foreign jurisdictions
Income (loss) before income taxes
Income (loss) before income taxes, Foreign	$ 187,978	$ (2,354,238)	$ (133,507)